Fair value of financial instruments - Additional Information (Details) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021 USD ($)
West Taurus lease liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loan, fair value		$ 250
Discount rate | Discounted cash flow | West Linus lease liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans payable, weighted average cost of capital		0.10
Secured credit facilities | Discount rate | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		0.170
Minimum | Secured credit facilities | Discount rate | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.100
Maximum | Secured credit facilities | Discount rate | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.130